Financial items (Tables)	12 Months Ended
Dec. 31, 2024
Analysis of income and expense [abstract]
Schedule of Financial items

	Full year
(in USD million)	2024	2023	2022

Dividends received	149	218	93
Interest income financial investments, including cash and cash equivalents	1,217	1,468	398
Interest income non-current financial receivables	33	31	30
Interest income other current financial assets and other financial items	551	732	701

Interest income and other financial income	1,951	2,449	1,222

Interest expense bonds and bank loans and net interest on related derivatives	(1,211)	(1,263)	(1,029)
Interest expense lease liabilities	(131)	(132)	(90)
Capitalised borrowing costs	662	468	382
Accretion expense asset retirement obligations	(525)	(538)	(449)
Interest expense current financial liabilities and other financial expense	(377)	(195)	(192)

Interest expenses and other financial expenses	(1,582)	(1,660)	(1,379)

Foreign currency exchange gains/(losses) derivative financial instruments	586	(1,476)	797
Other foreign currency exchange gains/(losses)	(420)	2,327	1,291

Net foreign currency exchange gains/(losses)	166	852	2,088

Gains/(losses) financial investments	(522)	123	(394)

Gains/(losses) other derivative financial instruments	46	351	(1,745)

Net financial items	58	2,114	(207)